Right of Use Assets (Details) - Schedule of right of use assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of right of use assets [Abstract]
Opening balance	$ 1,077,845	$ 377,035
Additions in the year	174,352	910,055
Translation adjustment	674	(4,328)
Other	(36,000)
Amortization in the year	(329,734)	(204,917)
Closing balance	$ 887,137	$ 1,077,845